Deferred Charges	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
Deferred Charges
4.    Deferred Charges
Deferred charges consisted of the following at December 31, (in thousands):

	2013	2012
Leasing costs, including lease related intangibles	$1,183,204	$790,740
Financing costs	76,798	90,682
	1,260,002	881,422
Less: Accumulated amortization	(375,552)	(293,187)
	$884,450	$588,235

The following table summarizes the scheduled amortization of the Company's acquired in-place lease intangibles for each of the five succeeding years (in thousands).

Acquired In-Place Lease Intangibles
2014	$91,903
2015	66,716
2016	55,083
2017	41,106
2018	36,306